Financial Instruments (Securities Repurchase and Reverse Repurchase Arrangements) (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Derivative Instrument Detail [Abstract]
Reverse Repurchase Agreements Maturities	90 days
Securities for Reverse Repurchase Agreements	$ 11,300